John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 97.4%		$174,017,474
(Cost $115,603,238)
Communication services 7.3%		13,037,873
Diversified telecommunication services 1.1%
Verizon Communications, Inc.	35,350	1,971,823
Entertainment 1.0%
The Walt Disney Company (A)	10,193	1,794,172
Interactive media and services 5.2%
Alphabet, Inc., Class A (A)	3,441	9,271,878
Consumer discretionary 12.8%		22,878,314
Auto components 1.1%
Aptiv PLC (A)	11,458	1,911,767
Hotels, restaurants and leisure 1.5%
Starbucks Corp.	22,904	2,781,233
Multiline retail 2.1%
Target Corp.	14,548	3,797,755
Specialty retail 4.3%
The Home Depot, Inc.	8,434	2,767,954
The TJX Companies, Inc.	44,187	3,040,507
Tractor Supply Company	10,285	1,860,865
Textiles, apparel and luxury goods 3.8%
Lululemon Athletica, Inc. (A)	4,962	1,985,644
NIKE, Inc., Class B	18,689	3,130,594
VF Corp.	19,975	1,601,995
Consumer staples 5.2%		9,250,167
Food and staples retailing 2.6%
Costco Wholesale Corp.	5,920	2,543,942
Sysco Corp.	27,996	2,077,303
Food products 0.7%
McCormick & Company, Inc.	14,600	1,228,882
Household products 0.8%
The Procter & Gamble Company	9,620	1,368,253
Personal products 1.1%
Unilever PLC, ADR	35,317	2,031,787
Financials 10.7%		19,206,060
Banks 7.6%
Bank of America Corp.	94,483	3,624,368
First Republic Bank	10,814	2,108,946
KeyCorp	129,259	2,541,232
SVB Financial Group (A)	5,036	2,769,599
The PNC Financial Services Group, Inc.	13,595	2,479,864
Capital markets 0.9%
LPL Financial Holdings, Inc.	11,578	1,632,961
Insurance 2.2%
Aflac, Inc.	30,146	1,658,030
The Travelers Companies, Inc.	16,056	2,391,060
Health care 12.2%		21,785,650
Health care equipment and supplies 3.3%
Baxter International, Inc.	14,972	1,158,084
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	12,110	$1,590,164
Stryker Corp.	5,869	1,590,147
West Pharmaceutical Services, Inc.	3,955	1,628,392
Health care providers and services 2.9%
Anthem, Inc.	8,822	3,387,736
CVS Health Corp.	20,778	1,711,276
Life sciences tools and services 3.5%
Illumina, Inc. (A)	3,441	1,705,876
IQVIA Holdings, Inc. (A)	11,806	2,924,346
Thermo Fisher Scientific, Inc.	3,008	1,624,350
Pharmaceuticals 2.5%
AstraZeneca PLC, ADR	34,203	1,957,780
Merck & Company, Inc.	32,620	2,507,499
Industrials 11.9%		21,293,678
Air freight and logistics 1.4%
United Parcel Service, Inc., Class B	13,054	2,498,013
Building products 2.4%
Trane Technologies PLC	21,352	4,347,481
Commercial services and supplies 0.9%
Waste Management, Inc.	10,916	1,618,406
Electrical equipment 3.0%
Eaton Corp. PLC	19,194	3,033,612
Rockwell Automation, Inc.	7,456	2,292,124
Machinery 3.2%
Deere & Company	9,310	3,366,403
Xylem, Inc.	18,656	2,347,858
Road and rail 1.0%
JB Hunt Transport Services, Inc.	10,625	1,789,781
Information technology 29.1%		51,933,444
IT services 4.6%
Mastercard, Inc., Class A	11,942	4,608,895
PayPal Holdings, Inc. (A)	12,919	3,559,572
Semiconductors and semiconductor equipment 5.9%
ASML Holding NV, NYRS	3,882	2,976,485
First Solar, Inc. (A)	12,100	1,041,084
NVIDIA Corp.	12,280	2,394,477
NXP Semiconductors NV	8,111	1,674,029
Texas Instruments, Inc.	12,919	2,462,620
Software 12.5%
Adobe, Inc. (A)	6,996	4,348,923
Autodesk, Inc. (A)	9,767	3,136,477
Microsoft Corp.	37,443	10,667,885
Palo Alto Networks, Inc. (A)	6,523	2,603,003
salesforce.com, Inc. (A)	6,192	1,498,031
Technology hardware, storage and peripherals 6.1%
Apple, Inc.	75,154	10,961,963
Materials 2.9%		5,244,779
Chemicals 2.9%
Ecolab, Inc.	7,860	1,735,724
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	12,110	$1,824,250
Linde PLC	5,481	1,684,805
Real estate 3.8%		6,770,421
Equity real estate investment trusts 2.6%
American Tower Corp.	6,717	1,899,568
AvalonBay Communities, Inc.	4,487	1,022,273
Prologis, Inc.	13,147	1,683,342
Real estate management and development 1.2%
CBRE Group, Inc., Class A (A)	22,447	2,165,238
Utilities 1.5%		2,617,088
Electric utilities 0.6%
Avangrid, Inc.	19,160	999,002
Water utilities 0.9%
American Water Works Company, Inc.	9,512	1,618,086

	Yield (%)	Shares	Value
Short-term investments 1.2%			$2,125,559
(Cost $2,125,559)
Short-term funds 1.2%			2,125,559
Federated Government Obligations Fund, Institutional Class	0.0100(B)	2,125,559	2,125,559

Total investments (Cost $117,728,797) 98.6%	$176,143,033
Other assets and liabilities, net 1.4%	2,536,100
Total net assets 100.0%	$178,679,133

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
The fund had the following country composition as a percentage of net assets on 7-31-21:
United States	88.7%
Ireland	4.4%
United Kingdom	3.2%
Netherlands	2.6%
Canada	1.1%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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